Schedule of Change In Fair Value Of Pension Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 44,890	$ 23,242
Purchases, sales, settlements, net	(83)	18,579
Actual return on plan assets held at period end	1,660	3,069
Balance at end of year	46,467	44,890
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	44,036	39,219
Purchases, sales, settlements, net		3,100
Actual return on plan assets held at period end	1,568	1,717
Balance at end of year	$ 45,604	$ 44,036